Accumulated Other Comprehensive Income (Loss) - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Successor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pension and other postretirement benefit plans, tax benefit	$ (16.9)	$ 3.5
Cumulative pension and other postretirement benefit plans, tax benefits	(13.4)	3.5
Unrealized gain (loss) on derivatives, tax	1.7	1.9
Cumulative unrealized gain (loss) on derivatives, tax	0.2	1.9
Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pension and other postretirement benefit plans, tax benefit			0.4
Cumulative pension and other postretirement benefit plans, tax benefits			76.3
Unrealized gain (loss) on derivatives, tax			0
Cumulative unrealized gain (loss) on derivatives, tax			0
Unrealized holding gain (loss) on securities, tax			0
Cumulative unrealized holding gain (loss) on securities, tax benefits			0.9
Pension Plan [Member] | Successor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognized gain (loss) due to curtailments	7.3	0		0
Pension Plan [Member] | Predecessor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognized gain (loss) due to curtailments			$ 0		$ 0